VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Communication Services: 6.4%
51,960		AT&T, Inc.	$1,966,166	0.2
78,610		CenturyLink, Inc.	981,053	0.1
219,595		Comcast Corp. – Class A	9,899,342	1.2
249,046		Fox Corp. - Class B	7,854,911	1.0
496,954		News Corp - Class A	6,917,600	0.9
510,900		Telefonica S.A.	3,903,875	0.5
264,558		Verizon Communications, Inc.	15,968,721	2.0
28,159		Walt Disney Co.	3,669,681	0.5
			51,161,349	6.4

		Consumer Discretionary: 2.2%
81,577		Kohl's Corp.	4,051,114	0.5
106,900		L Brands, Inc.	2,094,171	0.3
126,179		Las Vegas Sands Corp.	7,288,099	0.9
290,100	(1),(2)	Mattel, Inc.	3,304,239	0.4
45,400		MGM Resorts International	1,258,488	0.1
			17,996,111	2.2

		Consumer Staples: 8.1%
71,000		Bunge Ltd.	4,020,020	0.5
326,880		Conagra Brands, Inc.	10,028,678	1.3
25,300		Kellogg Co.	1,628,055	0.2
98,699		Kimberly-Clark Corp.	14,020,193	1.8
7,201		PepsiCo, Inc.	987,257	0.1
170,278		Philip Morris International, Inc.	12,929,209	1.6
171,901		Tyson Foods, Inc.	14,807,552	1.8
56,800		Walmart, Inc.	6,741,024	0.8
			65,161,988	8.1

		Energy: 9.0%
39,896		Chevron Corp.	4,731,665	0.6
65,532		Equitrans Midstream Corp.	953,491	0.1
217,557		Exxon Mobil Corp.	15,361,700	1.9
37,256		Hess Corp.	2,253,243	0.3
223,800		Occidental Petroleum Corp.	9,952,386	1.2
32,900		Pioneer Natural Resources Co.	4,137,833	0.5
57,500		Targa Resources Corp.	2,309,775	0.3
286,600		TC Energy Corp.	14,843,014	1.9
344,457		Total S.A. ADR	17,911,764	2.2
			72,454,871	9.0

		Financials: 22.8%
252,902		American International Group, Inc.	14,086,641	1.7
3,416		Ameriprise Financial, Inc.	502,494	0.0
101,894		AXA Equitable Holdings, Inc.	2,257,971	0.3
16,919		Bank of America Corp.	493,527	0.0
54,200		Bank of New York Mellon Corp.	2,450,382	0.3
52,456	(2)	Brighthouse Financial, Inc.	2,122,894	0.3
96,203		Chubb Ltd.	15,531,012	1.9
80,000		Citigroup, Inc.	5,526,400	0.7
394,400		Fifth Third Bancorp	10,798,672	1.3
158,836		Franklin Resources, Inc.	4,584,007	0.6
215,294		JPMorgan Chase & Co.	25,337,951	3.1
138,599		Loews Corp.	7,135,077	0.9
29,300		Marsh & McLennan Cos., Inc.	2,931,465	0.4
218,289		Metlife, Inc.	10,294,509	1.3
321,305		Morgan Stanley	13,710,084	1.7
26,400		Northern Trust Corp.	2,463,648	0.3
61,225		PNC Financial Services Group, Inc.	8,581,296	1.1
173,400		State Street Corp.	10,263,546	1.3
173,734		US Bancorp	9,614,440	1.2
603,500		Wells Fargo & Co.	30,440,540	3.8
24,409		Willis Towers Watson PLC	4,710,205	0.6
			183,836,761	22.8

		Health Care: 11.8%
53,500		AbbVie, Inc.	4,051,020	0.5
39,600		Allergan plc	6,664,284	0.8
39,702		Anthem, Inc.	9,532,450	1.2
11,200		Becton Dickinson & Co.	2,833,152	0.4
114,327		Bristol-Myers Squibb Co.	5,797,522	0.7
186,923		CVS Health Corp.	11,789,233	1.5
129,753		Gilead Sciences, Inc.	8,223,745	1.0
158,809		GlaxoSmithKline PLC	3,403,992	0.4
122,368		Johnson & Johnson	15,831,972	2.0
110,527		Medtronic PLC	12,005,443	1.5
346,476		Pfizer, Inc.	12,448,883	1.5
19,800		Zimmer Biomet Holdings, Inc.	2,717,946	0.3
			95,299,642	11.8

		Industrials: 12.3%
95,234		Alaska Air Group, Inc.	6,181,639	0.8
41,647		Boeing Co.	15,845,434	2.0
56,500		Delta Air Lines, Inc.	3,254,400	0.4
67,900		Emerson Electric Co.	4,539,794	0.6
6,912		Flowserve Corp.	322,859	0.0
1,332,800		General Electric Co.	11,915,232	1.5
194,534		Johnson Controls International plc	8,538,097	1.0
69,147		L3Harris Technologies, Inc.	14,426,830	1.8
288,707		Nielsen Holdings PLC	6,135,024	0.8
87,400		nVent Electric PLC	1,926,296	0.2
32,700		Paccar, Inc.	2,289,327	0.3
18,600		Snap-On, Inc.	2,911,644	0.4
37,600		Southwest Airlines Co.	2,030,776	0.2
94,704	(1),(2)	Stericycle, Inc.	4,823,275	0.6
101,795		United Parcel Service, Inc. - Class B	12,197,077	1.5
10,300		United Technologies Corp.	1,406,156	0.2
			98,743,860	12.3

		Information Technology: 8.0%
106,400		Applied Materials, Inc.	5,309,360	0.7
206,263		Cisco Systems, Inc.	10,191,455	1.3
69,460		Cognizant Technology Solutions Corp.	4,186,007	0.5

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
57,700		Hewlett Packard Enterprise Co.	$875,309	0.1
93,817		Microsoft Corp.	13,043,377	1.6
18,600		NXP Semiconductor NV - NXPI - US	2,029,632	0.2
245,912		Qualcomm, Inc.	18,758,167	2.3
15,000		TE Connectivity Ltd.	1,397,700	0.2
56,619		Texas Instruments, Inc.	7,317,440	0.9
27,600		Western Digital Corp.	1,646,064	0.2
			64,754,511	8.0

		Materials: 4.5%
13,336		Akzo Nobel NV	1,188,278	0.2
158,300		CF Industries Holdings, Inc.	7,788,360	1.0
107,747		Corteva, Inc.	3,016,916	0.4
123,581		Dow, Inc.	5,888,635	0.7
115,847		DowDuPont, Inc.	8,261,049	1.0
163,893		International Paper Co.	6,854,005	0.8
30,500		Nucor Corp.	1,552,755	0.2
9,000		PPG Industries, Inc.	1,066,590	0.1
3,992		Vulcan Materials Co.	603,750	0.1
			36,220,338	4.5

		Real Estate: 3.3%
96,650		Equity Residential	8,337,029	1.0
166,433		Rayonier, Inc.	4,693,411	0.6
55,510		SL Green Realty Corp.	4,537,942	0.5
339,324		Weyerhaeuser Co.	9,399,275	1.2
			26,967,657	3.3

		Utilities: 7.5%
14,250		Duke Energy Corp.	1,366,005	0.2
136,579		Edison International	10,300,788	1.3
72,700		Evergy, Inc.	4,838,912	0.6
35,608		NextEra Energy, Inc.	8,296,308	1.0
402,933		NiSource, Inc.	12,055,756	1.5
25,895		Sempra Energy	3,822,361	0.5
315,142		Southern Co.	19,466,321	2.4
			60,146,451	7.5

	Total Common Stock
	(Cost $636,879,132)		772,743,539	95.9

PREFERRED STOCK: 2.2%
		Health Care: 0.9%
108,966	(2)	Becton Dickinson and Co.	6,746,085	0.9

		Utilities: 1.3%
21,519	(1),(2)	Aqua America, Inc.	1,304,051	0.1
38,684	(2)	Sempra Energy SRE A	4,572,449	0.6
11,685	(2)	Sempra Energy SRE B	1,374,857	0.2
65,131	(2)	Southern Co/The	3,504,699	0.4
			10,756,056	1.3

	Total Preferred Stock
	(Cost $14,833,846)		17,502,141	2.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.4%
		Consumer, Cyclical: 0.2%
1,378,000	(3)	Mattel, Inc., 6.750%, 12/31/2025	$1,441,305	0.2

		Utilities: 0.2%
915,000	(4)	Pacific Gas & Electric Co., 3.950%, 12/01/2047	889,838	0.1
820,000	(4)	Pacific Gas & Electric Co., 4.000%, 12/01/2046	801,037	0.1
			1,690,875	0.2

	Total Corporate Bonds/Notes
	(Cost $2,669,635)		3,132,180	0.4

CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
1,632,000	(3)	AXA SA, 7.250%, 05/15/2021	1,744,861	0.2

	Total Convertible Bonds/Notes
	(Cost $1,632,000)		1,744,861	0.2

	Total Long-Term Investments
	(Cost $656,014,613)		795,122,721	98.7

SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 0.8%
1,564,366	(5)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,564,468, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $1,595,758, due 09/01/24-08/01/49)	1,564,366	0.2
1,564,366	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,564,469, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,595,653, due 10/25/19-07/15/61)	1,564,366	0.2

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,564,366	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $1,564,468, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,595,759, due 10/15/19-09/09/49)	$1,564,366	0.2
462,757	(5)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $462,781, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $472,012, due 10/01/19-02/15/40)	462,757	0.0
1,564,366	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,564,468, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,595,653, due 10/15/19-09/01/49)	1,564,366	0.2
			6,720,221	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
7,230,904	(6) T. Rowe Price Government Reserve Fund, 2.460%
	(Cost $7,230,904)	7,230,904	0.9

	Total Short-Term Investments
	(Cost $13,951,125)	13,951,125	1.7

	Total Investments in Securities (Cost $669,965,738)	$809,073,846	100.4
	Liabilities in Excess of Other Assets	(3,123,283)	(0.4)
	Net Assets	$805,950,563	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2019.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$47,257,474	$3,903,875	$–	$51,161,349
Consumer Discretionary	17,996,111	–	–	17,996,111
Consumer Staples	65,161,988	–	–	65,161,988
Energy	72,454,871	–	–	72,454,871
Financials	183,836,761	–	–	183,836,761
Health Care	91,895,650	3,403,992	–	95,299,642
Industrials	98,743,860	–	–	98,743,860
Information Technology	64,754,511	–	–	64,754,511
Materials	35,032,060	1,188,278	–	36,220,338
Real Estate	26,967,657	–	–	26,967,657
Utilities	60,146,451	–	–	60,146,451
Total Common Stock	764,247,394	8,496,145	–	772,743,539
Preferred Stock	13,997,442	3,504,699	–	17,502,141
Corporate Bonds/Notes	–	3,132,180	–	3,132,180
Convertible Bonds/Notes	–	1,744,861	–	1,744,861
Short-Term Investments	7,230,904	6,720,221	–	13,951,125
Total Investments, at fair value	$785,475,740	$23,598,106	$–	$809,073,846
Liabilities Table
Other Financial Instruments+
Futures	$(10,466)	$–	$–	$(10,466)
Total Liabilities	$(10,466)	$–	$–	$(10,466)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following futures contracts were outstanding for VY® T. Rowe Price Equity Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	7	12/20/19	$1,042,475	$(10,466)
			$1,042,475	$(10,466)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $673,770,922.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$174,513,990
Gross Unrealized Depreciation	(39,220,906)

Net Unrealized Appreciation	$135,293,084